Property, plant and equipment, net - Depreciation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation, Continued and Discontinued Operations	$ 444,462	$ 436,427	$ 703,113
Depreciation	444,462	436,427	$ 462,639
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Buildings pledged as collateral for bank loans	$ 588,063	$ 895,742